Other Income, Net (Details) - Schedule of the Other Income (Expenses), Net Consisted - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Other Income (Expenses), Net Consisted [Abstract]
Total other income	$ 34,440	$ 58,311
Donations [Member]
Schedule of the Other Income (Expenses), Net Consisted [Abstract]
Total other income	(426)	(446)
Waste sales [Member]
Schedule of the Other Income (Expenses), Net Consisted [Abstract]
Total other income	6,897	50,478
Loss on disposal of assets [Member]
Schedule of the Other Income (Expenses), Net Consisted [Abstract]
Total other income	(648)
Other [Member]
Schedule of the Other Income (Expenses), Net Consisted [Abstract]
Total other income	$ 28,617	$ 8,279